Subsequent Events (Details) - Unsecured promissory note [Member] - USD ($)	Oct. 21, 2024	May 21, 2024	Apr. 21, 2024
Subsequent Event [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Principal amount	$ 50,000
Sponsor [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount			$ 100,000
Sponsor [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount		$ 100,000